EX-1
FORM ABS-15G Wells Fargo Commercial Mortgage Securities, Inc.
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets pending Repurchase or Replacement (within Cure Period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages

Wells Fargo Commercial Mortgage Trust 2015-NXS2, Commercial Mortgage Pass-Through Certficates, Series 2015-NXS2	X	Natixis Real Estate Capital LLC*	39	503,900,454.00	55.11	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	23,000,000.00	2.55	0	0.00	0.00
CIK #: 1643873		Wells Fargo Bank, National Association	14	293,066,244.00	32.05	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Silverpeak Real Estate Finance LLC	10	117,394,863.00	12.84	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			63	914,361,541.00	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	23,000,000.00	2.55	0	0.00	0.00

Commercial Mortgages Asset Class Total			63	914,361,541.00		0	0.00		0	0.00		0	0.00		0	0.00		1	23,000,000.00		0	0.00